Note 3 - Property, Plant and Improvements, Net - Property, Plant and Improvement Placed in Service (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated depreciation	$ (40,302)	$ (35,706)	$ (17,322)
Net property, plant and improvements	143,529	148,125	166,509
Leasehold Improvements [Member]
Property, plant and equipment, gross	166,163	166,163	166,163
Furniture and Equipment [Member]
Property, plant and equipment, gross	$ 17,668	$ 17,668	$ 17,668